Consolidated Statements of Comprehensive Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income		€ 4,410	€ 8,537	[1]	€ 4,800	[1]
Attributable to equity holders of Sanofi		4,306	8,416	[1]	4,709	[1]
Attributable to non-controlling interests		104	121	[1]	91	[1]
Other comprehensive income:
Actuarial gains/(losses)		201	(28)	[1]	(106)	[1]
Change in fair value of equity instruments included in financial assets	[2]	(537)
Tax effects		31	(90)	[1]	(22)	[1]
Items not subsequently reclassifiable to profit or loss		(305)	(118)	[1]	(128)	[1]
Change in fair value of available-for-sale financial assets	[1],[2]		838		(105)
Change in fair value of debt instruments included in financial assets	[2]	(4)
Change in fair value of cash flow hedges		3	(24)	[1]	31	[1]
Change in currency translation differences		1,194	(3,239)	[1]	1,090	[1]
Tax effects		71	(137)	[1]	40	[1]
Items subsequently reclassifiable to profit or loss		1,264	(2,562)	[1]	1,056	[1]
Other comprehensive income for the period, net of taxes		959	(2,680)	[1]	928	[1]
Comprehensive income		5,369	5,857	[1]	5,728	[1]
Comprehensive income, attributable to equity holders of Sanofi		5,269	5,751	[1]	5,634	[1]
Comprehensive income, attributable to non-controlling interests		€ 100	€ 106	[1]	€ 94	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[2]	Following the first-time application of IFRS 9, the effects of changes in fair value of financial instruments that for 2017 are presented in the single line item Change in fair value of available-for-sale financial assets and for 2018 presented in two separate line items: Change in fair value of equity instruments included in financial assets and Change in fair value of debt instruments included in financial assets.